Identifiable Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Identifiable Intangible Assets and Goodwill
Identifiable Intangible Assets and Goodwill

A. Identifiable Intangible Assets

Balance Sheet Information

The following table provides the components of Identifiable intangible assets:
	December 31, 2014			December 31, 2013
(MILLIONS OF DOLLARS)	Gross Carrying Amount	Accumulated Amortization	Identifiable Intangible Assets, less Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization	Identifiable Intangible Assets, less Accumulated Amortization
Finite-lived intangible assets
Developed technology rights	$70,946	$(44,694)	$26,252	$72,038	$(41,541)	$30,497
Brands	1,951	(855)	1,096	1,743	(773)	970
Licensing agreements and other	991	(832)	159	896	(805)	91
	73,887	(46,381)	27,506	74,677	(43,119)	31,558
Indefinite-lived intangible assets
Brands and other	7,273		7,273	7,384		7,384
In-process research and development	387		387	443		443
	7,660		7,660	7,827		7,827
Identifiable intangible assets(a)	$81,547	$(46,381)	$35,166	$82,504	$(43,119)	$39,385

(a)
The decrease in identifiable intangible assets, less accumulated amortization, is primarily due to amortization and, to a much lesser extent, asset impairment charges, partially offset by assets acquired as part of the InnoPharma acquisition,the Nexium OTC milestones and other asset acquisitions. For information about impairments of intangible assets, see Note 4. For information about the assets acquired from InnoPharma and the Nexium OTC milestones, see Note 2A and Note 2B, respectively.

Our identifiable intangible assets are associated with the following, as a percentage of total identifiable intangible assets, less accumulated amortization:
	December 31, 2014
	GIP	VOC	GEP
Developed technology rights	33%	34%	33%
Brands, finite-lived	—%	80%	20%
Brands, indefinite-lived	—%	69%	31%
In-process research and development	7%	31%	62%

Developed Technology Rights

Developed technology rights represent the amortized cost associated with developed technology, which has been acquired from third parties and which can include the right to develop, use, market, sell and/or offer for sale the product, compounds and intellectual property that we have acquired with respect to products, compounds and/or processes that have been completed. We possess a well-diversified portfolio of hundreds of developed technology rights across therapeutic categories, representing the commercialized products included in our biopharmaceutical businesses. The more significant components of developed technology rights are the following (in order of significance): Prevnar 13/Prevenar 13 Infant and Enbrel and, to a lesser extent, Premarin, Prevnar 13/Prevenar 13 Adult, Effexor, Pristiq, Tygacil, Refacto AF and Benefix. Also included in this category are the post-approval milestone payments made under our alliance agreements for certain biopharmaceutical products.

Brands

Brands represent the amortized or unamortized cost associated with tradenames and know-how, as the products themselves do not receive patent protection. Most of these assets are associated with our Consumer Healthcare business unit. The more significant components of indefinite-lived brands are the following (in order of significance): Advil, Xanax/Xanax XR, Centrum, Medrol and Caltrate. The more significant components of finite-lived brands are the following (in order of significance): Nexium, Depo-Provera and, to a lesser extent, Advil Cold and Sinus and Idoform Bifiform.

In-Process Research and Development

IPR&D assets represent research and development assets that have not yet received regulatory approval in a major market. The more significant components of IPR&D are the programs for the treatment of staph aureus infections, as well as the sterile injectables IPR&D portfolio acquired as part of the InnoPharma acquisition.

IPR&D assets are required to be classified as indefinite-lived assets until the successful completion or the abandonment of the associated research and development effort. Accordingly, during the development period after the date of acquisition, these assets will not be amortized until approval is obtained in a major market, typically either the U.S. or the EU, or in a series of other countries, subject to certain specified conditions and management judgment. At that time, we will determine the useful life of the asset, reclassify the asset out of in-process research and development and begin amortization. If the associated research and development effort is abandoned, the related IPR&D assets will likely be written-off, and we will record an impairment charge.

For IPR&D assets, the risk of failure is significant and there can be no certainty that these assets ultimately will yield successful products. The nature of the biopharmaceutical business is high-risk and, as such, we expect that many of these IPR&D assets will become impaired and be written off at some time in the future.

Amortization

The weighted-average life of both our total finite-lived intangible assets and the largest component, developed technology rights, is approximately ten years. Total amortization expense for finite-lived intangible assets was $4.1 billion in 2014, $4.8 billion in 2013 and $5.3 billion in 2012.

The following table provides the annual amortization expense expected for the years 2015 through 2019:
(MILLIONS OF DOLLARS)	2015	2016	2017	2018	2019
Amortization expense	$3,665	$3,413	$3,311	$3,203	$2,888

B. Goodwill

Our businesses were previously managed through four operating segments (Primary Care, Specialty Care and Oncology, Established Products and Emerging Markets and Consumer Healthcare) and are now managed through three different operating segments: the Global Innovative Pharmaceutical segment (GIP) ; the Global Vaccines, Oncology and Consumer Healthcare segment (VOC); and the Global Established Pharmaceutical segment (GEP). For additional information, see Note 18. As a result of this change, our goodwill was required to be reallocated to the new reporting units based on the relative fair value of the components transferred into the new reporting units. We have retrospectively presented goodwill according to the new operating segment structure.

The following table provides the components of and changes in the carrying amount of Goodwill:
(MILLIONS OF DOLLARS)	GIP	VOC	GEP	Total
Balance, January 1, 2013	$13,482	$11,766	$18,413	$43,661
Derecognition(a)	—	—	(292)	(292)
Other(b)	(272)	(207)	(371)	(850)
Balance, December 31, 2013	13,210	11,559	17,750	42,519
Additions(c)	—	—	125	125
Other(b)	(178)	(161)	(236)	(575)
Balance, December 31, 2014	$13,032	$11,398	$17,639	$42,069

(a)	Reflects the goodwill derecognized as part of the transfer of certain product rights, which constituted a business, to our equity-method investment in China. For additional information, see Note 2E.

(b)	Primarily reflects the impact of foreign exchange.

(c)	Reflects the acquisition of InnoPharma. For additional information, see Note 2A.